Courseware (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Courseware Details Narrative
Courseware costs capitalized		$ 3,200	$ 25,300	$ 54,090
Courseware amortization expense	$ 35,012	$ 36,238	$ 141,560	$ 178,420